APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                        SEPARATE ACCOUNT FIVE/Director Life
                                  P.O. Box 2999
                               Hartford, CT  06115

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


    Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-83650
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________


ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE- DIRECTOR LIFE
SECURITIES ACT FILE NUMBER: 33-83650


                                                  Amount              Amount           Net Sold/    Offering Price   Amount of
                                                   Sold              Redeemed         (Redeemed)      02/12/1996     Filing Fee

ILA SPVL HVA Money Market Fund                   28,257,434         23,848,046           4,409,388      1.062500        1,615.51
ILA SPVL Hartford Advisers Fund                   3,597,568            458,711           3,138,857      1.335625        1,445.63
ILA SPVL Hartford Bond Fund                         309,285             50,587             258,698      1.193784          106.49
ILA SPVL Hartford Capital Appreciation            6,048,594            261,368           5,787,226      1.364368        2,722.73
ILA SPVL Hartford Dividend & Growth Fund          1,384,528             88,283           1,296,245      1.437251          642.42
ILA SPVL Hartford Index Fund                        502,648             29,559             473,089      1.462813          238.63
ILA SPVL Hartford International Advisers            148,341             12,263             136,078      1.183258           55.52
ILA SPVL Hartford International Opportun          1,202,956             57,794           1,145,162      1.193697          471.37
ILA SPVL Hartford Mortgage Securities               148,312             10,840             137,472      1.176019           55.75
ILA SPVL Hartford Stock Fund                      2,976,829             80,294           2,896,535      1.418240        1,416.55
                                                                                                                        --------
                                                                                                                        8,770.60
                                                                                                                        --------
                                                                                                                        --------


ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE- DIRECTOR LIFE
SECURITIES ACT FILE NUMBER: 33-83650


                                                  ITEM 9,10         ITEM 12 (iii)      ITEM 12 (iii)  ITEM 12 (vi)    ITEM 12 (vii)
                                                  $ Amount            $ Amount           $ Amount      MULTIPLIER         FEE
                                                    Sold              Redeemed         Redeemed-Used                      DUE

ILA SPVL HVA Money Market Fund                   30,023,524           25,338,549        25,338,549       1/2900        1,615.51
ILA SPVL Hartford Advisers Fund                   4,805,002              612,666           612,666       1/2900        1,445.63
ILA SPVL Hartford Bond Fund                         369,219               60,390            60,390       1/2900          106.49
ILA SPVL Hartford Capital Appreciation            8,252,508              356,602           356,602       1/2900        2,722.73
ILA SPVL Hartford Dividend & Growth Fund          1,989,914              126,885           126,885       1/2900          642.42
ILA SPVL Hartford Index Fund                        735,280               43,239            43,239       1/2900          238.63
ILA SPVL Hartford International Advisers            175,526               14,510            14,510       1/2900           55.52
ILA SPVL Hartford International Opportun          1,435,965               68,989            68,989       1/2900          471.37
ILA SPVL Hartford Mortgage Securities               174,418               12,748            12,748       1/2900           55.75
ILA SPVL Hartford Stock Fund                      4,221,858              113,876           113,876       1/2900        1,416.55
                                                                                                                        --------
                                                 52,183,214           26,748,454        26,748,454                     8,770.60
                                                                                                                        --------
                                                                                                                        --------